Marshall Funds, Inc. d/b/a BMO Funds

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-765-8241

Fax (direct): 414-287-7025

April 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc. d/b/a BMO Funds - Post-Effective Amendment No. 83 to Registration Statement on Form N-1A (Reg. Nos. 33-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Marshall Funds, Inc. d/b/a BMO Funds (the “Company”), please find the Company’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

MARSHALL FUNDS, INC. d/b/a BMO Funds

/s/ Michele L. Racadio

Michele L. Racadio
Secretary

cc:	Working Group